Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Supplement dated February 1, 2017 to the Prospectus and Summary Prospectus of the Natixis U.S. Equity Opportunities Fund (the “Fund”), dated May 1, 2016, as may be revised or supplemented from time to time.

Effective immediately, the bulleted paragraph describing the Harris Associates – Large Cap Value segment of the Fund within the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby supplemented with the following disclosure:

In determining whether an issuer is a U.S or foreign issuer for the Harris Associates – Large Cap Value segment, Harris Associates considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Effective immediately, the bulleted paragraph describing the Loomis Sayles – All Cap Growth segment of the Fund within the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby supplemented with the following disclosure:

Although certain equity securities purchased by the Loomis Sayles – All Cap Growth segment of the Fund may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.

Natixis U.S. Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Supplement dated February 1, 2017 to the Prospectus and Summary Prospectus of the Natixis U.S. Equity Opportunities Fund (the “Fund”), dated May 1, 2016, as may be revised or supplemented from time to time.

Effective immediately, the bulleted paragraph describing the Harris Associates – Large Cap Value segment of the Fund within the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby supplemented with the following disclosure:

In determining whether an issuer is a U.S or foreign issuer for the Harris Associates – Large Cap Value segment, Harris Associates considers various factors, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Effective immediately, the bulleted paragraph describing the Loomis Sayles – All Cap Growth segment of the Fund within the sub-section “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby supplemented with the following disclosure:

Although certain equity securities purchased by the Loomis Sayles – All Cap Growth segment of the Fund may be issued by domestic companies incorporated outside of the United States, Loomis Sayles does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States.